GENERAL (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2009
GENERAL [Abstract]
Ownership percentage			80.00%
Accumulated deficit	$ (4,878,702)	$ (4,872,902)